Post- Employment Benefits - Schedule of Defined Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in defined benefit obligation
Defined benefit obligation beginning balance	$ (3,547)	$ (3,099)
Current service cost	1,269	1,046
Interest cost	140	101
Currency translation effects	(182)	33
Remeasurements:
Impact of plan amendment	(527)	(172)
Effect of changes in demographic assumptions	(366)	0
Effect of changes in financial assumptions	3,037	(96)
Effect in experience assumptions	2,043	642
Defined benefit obligation ending balance	(7,946)	(3,547)
Present value of defined benefit obligation [Member]
Change in defined benefit obligation
Defined benefit obligation beginning balance	(14,502)	(12,230)
Current service cost	(1,269)	(1,046)
Interest cost	(140)	(101)
Net benefits paid	(4,071)	(888)
Currency translation effects	(536)	137
Remeasurements:
Impact of plan amendment	527	172
Effect of changes in demographic assumptions	366	0
Effect of changes in financial assumptions	(3,037)	96
Effect in experience assumptions	(2,043)	(642)
Defined benefit obligation ending balance	$ (24,705)	$ (14,502)